Related-Party Transactions (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related-Party Transactions	Related-Party Transactions
November 2023 Securities Purchase Agreement
On November 13, 2023, the Company entered into the Securities Purchase Agreement with (i) Dr. Timothy A. Springer, (ii) TAS Partners LLC, an affiliate of Dr. Springer, and (iii) Seven One Eight Three Four Irrevocable Trust, a trust associated with Dr. Murat Kalayoglu, in which the Company agreed to issue and sell an aggregate of 149,330.115 shares of Series A Preferred Stock for an aggregate purchase price of $60.25 million (see Note 10). The November 2023 Private Placement includes a delayed settlement mechanism, and as a result, the below issuances and sales to related parties of the Company were made during the three months ended March 31, 2024.

Name	Shares of Series A Preferred Stock purchased	Total aggregate purchase price
Timothy A. Springer, Ph.D.	99,140.326	$40,000,000
Exercise of Amended 2019 Warrants
On March 26, 2024, TAS Partners LLC, an affiliate of Dr. Springer, exercised 65,681 Amended 2019 Warrants, paid the per-share exercise price of $43.80 in cash for an aggregate exercise price of $2.9 million, and received 65,681 shares of common stock and 1,970,443 CVRs.
During the three months ended March 31, 2023, there were no related party transactions.
Related-Party Transactions
November 2023 Securities Purchase Agreement
On November 13, 2023, the Company entered into the Securities Purchase Agreement with (i) Dr. Timothy A. Springer, (ii) TAS Partners LLC, an affiliate of Dr. Springer, and (iii) Seven One Eight Three Four Irrevocable Trust, a trust associated with Dr. Murat Kalayoglu, in which the Company agreed to issue and sell an aggregate of 149,330.115 shares of Series A Preferred Stock for an aggregate purchase price of $60.25 million (see Note 11). The November 2023 Private Placement includes a delayed settlement mechanism, and as a result, the below issuances and sales to related parties of the Company were made during the year ended December 31, 2023.
Name	Shares of Series A Preferred Stock purchased	Total aggregate purchase price
Timothy A. Springer, Ph.D.	24,785.081	$10,000,000
TAS Partners LLC (affiliate of Timothy A. Springer, Ph.D.)	24,785.081	$10,000,000
Seven One Eight Three Four Irrevocable Trust (affiliate of Murat Kalayoglu, MD, Ph.D.)	619.627	$250,000
April 2022 Offering
During the year ended December 31, 2022, the Company completed the 2022 Offering as described in Note 12. The following table sets forth the number of shares of Common Stock and 2022 Warrants purchased in the 2022 Offering by directors and executive officers, as of the time of the Offering, and related parties thereto:

Name	Shares of Common Stock purchased	2022 Warrants purchased	Total aggregate purchase price
TAS Partners LLC (affiliate of Timothy A. Springer, Ph.D.)	6,681,600	5,011,200	$9,421,056

Warrant liability reclassification
During the year ended December 31, 2022, the Company amended the terms of certain of the outstanding 2019 Warrants held by members of the Company's Board of Directors and remeasured the Amended 2019 Warrants as described in Note 6.
Consulting Services
The Company entered into consulting agreements with its founders to serve on its Scientific Advisory Board, effective January 1, 2020 to December 31, 2021, under which they were paid quarterly for their services. The Company incurred expenses for consulting services provided by its founders totaling $0.1 million during the year ended December 31, 2021. No expenses were incurred for the years ended December 31, 2023 and 2022.